Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 05, 2011
Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2011
Madrona Domestic ETF (Prospectus Summary) | Madrona Domestic ETF | Madrona Domestic ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDD
Madrona International ETF (Prospectus Summary) | Madrona International ETF | Madrona International ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDI
Madrona Global Bond ETF (Prospectus Summary) | Madrona Global Bond ETF | Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB